B4 Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Other Operating Income and Expenses

Other operating income and expenses
	2023	2022	2021
Other operating income
Gains on sales of intangible assets and PP&E	17	85	13
Gains on investments and sale of operations 1)	136	701	1,199
Other operating income	841	445	314
Total other operating income	994	1,231	1,526

Other operating expenses
Losses on sales of intangible assets and PP&E	–	–54	–3
Losses on investments and sale of operations 1)	–421	–445	–238
Impairment of goodwill 2)	–31,897	–	–112
Other operating expenses 3)	–541	–3,994	–811
Total other operating expenses	–32,859	–4,493	– 1,164

1)
Information about divestments is presented in note E2 “Business combinations.” The loss of the divestment of the IoT business is reduced by the release of the provision reported in 2022 as Other operating expenses.

2)	2023 includes an impairment of SEK –31.9 billion related to the acquisition of Vonage. For more information about the impairment of goodwill, see note C1 “Intangible assets.”
3)
2022 includes a provision of SEK –2.3 billion related to the DPA breach resolution with the U.S. Department of Justice, including expenses for the extended monitorship, and by SEK –1.0 billion due to charges related to the divestment of IoT and other portfolio adjustments.